CONDENSED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income (loss)	$ (2,646)	$ 11,065	$ 9,711	$ (15,180)	$ (15,203)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	176	12	107	17	32
Non-cash gain on settlement of long-term debt	0	(1,860)	(1,860)	0	0
Non-cash gain on termination of royalty purchase agreement	0	(8,962)	(8,962)	0	0
Amortization of discount on long-term debt			0	0	1,520
Interest on royalty liability			0	(347)	1,309
Non-cash (gain) loss on changes in fair value of warrants	1,148	(2,317)	(1,737)	1,766	(1,862)
Stock-based compensation	386	635	678	2,581	1,177
Changes in operating assets and liabilities:
Receivables	1,075	795	(172)	(926)	(2,495)
Prepaid expenses and other assets	(12)	484	483	149	(542)
Accounts payable and other accrued liabilities	(1,202)	580
Accounts payable			1,351	(1,022)	2,332
Other accrued liabilities			(340)	417	(744)
Deferred contract revenue	(1,823)	(5,948)	(9,058)	14,375	0
Net cash used in operating activities	(2,898)	(5,516)	(9,799)	1,830	(14,476)
Cash flows from investing activities:
Purchases of furniture and equipment	(10)	(298)	(318)	(1,154)	(236)
Disposals of furniture and equipment			0	0	2
Net cash used in investing activities	(10)	(298)	(318)	(1,154)	(234)
Cash flows from financing activities:
Proceeds from issuing common stock from the exercise of stock options	0	113	113	0	0
Proceeds from issuance of common stock and warrants, net of issuance costs			4,925	7,516	0
Proceeds from the exercise of warrants, net of issuance costs	0	1,275	1,275	4,897	0
Issuance of common stock from the vesting of restricted shares	(37)	0
Proceeds from royalty financing			0	0	8,000
Proceeds from long-term debt, net			0	0	16,500
Payments on long-term debt	0	(2,500)	(2,500)	(393)	(7,564)
Net cash provided by financing activities	(37)	(1,112)	3,813	12,020	16,936
Net decrease in cash and cash equivalents	(2,945)	(6,926)	(6,304)	12,696	2,226
Cash and cash equivalents at beginning of period	11,798	18,102	18,102	5,406	3,180
Cash and cash equivalents at end of period	8,853	11,176	11,798	18,102	5,406
Supplemental disclosure of cash flow information
Interest paid			1,568	2,576	1,652
Schedule of non-cash transactions
Settlement of long-term debt			7,500	0	0
Fair value of warrants at the time of exercise			$ 4,686	$ 0	$ 0